New Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements

NOTE 12 – New  Accounting  Pronouncement

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-02, Comprehensive Income (Topic 220) – Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.  This ASU amends Accounting Standards Codification Topic 220 for the purpose of requiring the reporting of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amounts being reclassified are required under U.S. generally accepted accounting principles to be reclassified in their entirety to net income.  This amendment does not change the current requirements for reporting net income or other comprehensive income in the financial statements.  Rather, this amendment requires more information about the amounts reclassified out of accumulated other comprehensive income by component, with this additional information either shown on the face of the income statement or within the notes to the financial statements.  For public companies, this ASU is effective for periods beginning after December 15, 2012.  The Trust adopted this amendment required by ASU No. 2013-02 beginning with its first quarter in 2013, and has elected to present the required information within the notes to the financial statements.